Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2014	December 31, 2013
Purchased parts	$28,227	$23,228
Work-in-process	4,879	10,770
Finished goods	8,718	6,628
	$41,824	$40,626